Leases (right of use assets) - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	€ 19,232	€ 20,392	€ 41,603
Revaluation due to variable payments	0	0
Land, buildings and leasehold improvements
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	18,932	20,141	€ 41,365
Impairment charge	(980)
Revaluation due to variable payments	1,404
COVID VLA2001 | Land, buildings and leasehold improvements
Disclosure of quantitative information about right-of-use assets [line items]
Impairment charge	1,000
Sweden
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	€ 15,200	€ 15,500
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Lease agreement, period	5 years
Lease agreement, interest rate percentage	7.00%
Maximum | Sweden
Disclosure of quantitative information about right-of-use assets [line items]
Lease agreement, period	15 years
Lease agreement, notice period	6 years
Lease agreement, interest rate percentage	3.401%
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Lease agreement, interest rate percentage	0.183%
Minimum | Sweden
Disclosure of quantitative information about right-of-use assets [line items]
Lease agreement, period	10 years
Lease agreement, notice period	1 year
Lease agreement, interest rate percentage	2.493%